CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenues:
Advertising services	$ 159,304	977,805	617,963	$ 147,833	894,937	592,622	379,666
Dealer subscription services	67,779	416,030	212,589	53,126	321,611	139,898	53,523
Total net revenues	227,083	1,393,835	830,552	200,959	1,216,548	732,520	433,189
Cost of revenues	(42,125)	(258,563)	(164,418)	(41,666)	(252,236)	(178,240)	(130,565)
Gross profit	184,958	1,135,272	666,134	159,293	964,312	554,280	302,624
Operating expenses:
Sales and marketing expenses	(55,188)	(338,743)	(148,997)	(40,509)	(245,228)	(129,796)	(67,500)
General and administrative expenses	(14,145)	(86,825)	(53,788)	(13,633)	(82,529)	(83,153)	(46,547)
Product development expenses	(17,355)	(106,523)	(57,944)	(13,488)	(81,651)	(42,865)	(16,459)
Operating profit	98,270	603,181	405,405	91,663	554,904	298,466	172,118
Interest income	3,946	24,221	8,556	1,831	11,082	5,093	1,167
Interest expense			(12)	(68)	(414)
Other expenses/income, net	142	871	2,476	476	2,884	310	509
Income from continuing operations before income taxes	102,358	628,273	416,425	93,902	568,456	303,869	173,794
Income tax expense	(21,041)	(129,150)	(82,940)	(18,550)	(112,294)	(90,988)	(38,348)
Income from continuing operations	81,317	499,123	333,485	75,352	456,162	212,881	135,446
Loss from discontinued operations				0	0	0	(4,182)
Net income	81,317	499,123	333,485	75,352	456,162	212,881	131,264
Earnings per share for ordinary share:
Basic	$ 0.77	4.71	3.33	$ 0.75	4.57	2.13	1.31
Diluted	$ 0.72	4.44	3.29	$ 0.72	4.37	2.12	1.31
Shares used in earnings per share computation:
Basic			100,000,000			100,000,000	100,000,000
Diluted			101,322,763			100,650,652	100,189,928
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	1,027	6,306	581	232	1,403	583
Comprehensive income	$ 82,344	505,429	334,066	$ 75,584	457,565	213,464	131,264